FAIR VALUE MEASUREMENTS - Summary Of Change In The Level 3 Warrant Liability (Details) - Warrant [Member] - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 720	$ 1,639
Change in fair value of warrants liability	(245)	(789)
Reclassification of warrants liability to equity	(8)	(15)
Balance	$ 467	$ 835